9. Net Loss per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Loss Per share computation
	Three Month Period Ended		Nine Month Period Ended
	September 30,		September 30,
	2013	2012	2013	2012
Basic and diluted weighted average common stock shares outstanding	70,106,312	69,679,854	70,005,207	69,679,854
Potentially dilutive securities excluded from loss per share computations:
Common stock options	19,743,747	20,248,227	19,743,747	20,248,227
Common stock purchase warrants	7,406,250	7,718,750	7,406,250	7,718,750

	2012	2011
Basic and diluted weighted average common stock shares outstanding	69,679,854	69,679,854
Potentially dilutive securities excluded from loss per share computations:
Common stock options	20,379,602	17,873,277
Common stock purchase warrants	7,718,750	6,218,750